Class A, C, I, & Y Prospectus | Dreyfus Strategic Value Fund
Dreyfus Strategic Value Fund
May 19, 2017 ADVANTAGE FUNDS, INC. Dreyfus Strategic Value Fund (Class A, C, I and Y Shares) Supplement to Summary and Statutory Prospectuses Dated December 30, 2016

The following information supersedes and replaces any contrary information contained in “Fees and Expenses” in the fund’s summary prospectus and “Fund Summary - Fees and Expenses” in the fund’s statutory prospectus:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, C, I, & Y Prospectus - Dreyfus Strategic Value Fund	Dreyfus Strategic Value Fund - Class A		Dreyfus Strategic Value Fund - Class C	Dreyfus Strategic Value Fund - Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C, I, & Y Prospectus - Dreyfus Strategic Value Fund		Dreyfus Strategic Value Fund - Class A	Dreyfus Strategic Value Fund - Class C	Dreyfus Strategic Value Fund - Class I	Class Y
Management fees	[1]	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) fees		none	0.75%	none	none
Other expenses (including shareholder services fees)		0.37%	0.39%	0.14%	0.04%
Total annual fund operating expenses		0.97%	1.74%	0.74%	0.64%
Fee waiver and/or expense reimbursement	[2]	(0.04%)	(0.06%)	(0.06%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.93%	1.68%	0.68%	0.64%
[1]	Restated to reflect current management fee.
[2]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until January 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund so that the total annual fund operating expenses of Class A, C, I and Y shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .68%. On or after January 1, 2018, The Dreyfus Corporation may terminate this expense limitation at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class A, C, I, & Y Prospectus - Dreyfus Strategic Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Dreyfus Strategic Value Fund - Class A	664	862	1,077	1,693
Dreyfus Strategic Value Fund - Class C	271	542	938	2,047
Dreyfus Strategic Value Fund - Class I	69	231	406	913
Class Y	65	205	357	798

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Class A, C, I, & Y Prospectus - Dreyfus Strategic Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Dreyfus Strategic Value Fund - Class A	664	862	1,077	1,693
Dreyfus Strategic Value Fund - Class C	171	542	938	2,047
Dreyfus Strategic Value Fund - Class I	69	231	406	913
Class Y	65	205	357	798